CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 HKD ($) shares
Allowances for loans and advances | $	$ 374,604	$ 85,252
Treasury stock shares	144,498,392	144,498,392
Class A ordinary shares
Ordinary shares, shares authorized	48,700,000,000	48,700,000,000
Ordinary shares, shares issued	910,287,362	902,066,986
Ordinary shares, shares outstanding	910,287,362	902,066,986
Class B ordinary shares
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	355,552,051	355,552,051
Ordinary shares, shares outstanding	355,552,051	355,552,051